Nature of Operations (Narrative) (Details) - segment	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Nature of Operations [Abstract]
Number of Reportable Segments	1
Common Stock, Dividend Rate, Percentage		50.00%